INITIAL PUBLIC OFFERING	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Cayson Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
INITIAL PUBLIC OFFERING

NOTE 3 — INITIAL PUBLIC OFFERING

On September 23, 2024, the Company sold 6,000,000 Units at a price of $10.00 per Unit. Each Unit consists of one ordinary share and one right to receive one-tenth (1/10) of one ordinary share upon the consummation of the Company’s initial Business Combination. Ten Public Rights will entitle the holder to one ordinary share (see Note 8). The Company will not issue fractional shares and only whole shares will trade, so unless a holder purchased units in multiples of tens, such holder will not be able to receive or trade the fractional shares underlying the rights. The Company also granted the underwriters a 45-day option to purchase up to an additional 900,000 units to cover over-allotments. On October 15, 2024, the underwriters’ over-allotment option expired and the Sponsors forfeited an aggregate of 225,000 founder shares.

NOTE 3 — INITIAL PUBLIC OFFERING

On September 23, 2024, the Company sold 6,000,000 Units at a price of $10.00 per Unit. Each Unit consists of one ordinary share and one right to receive one-tenth (1/10) of one ordinary share upon the consummation of the Company’s initial Business Combination. Ten Public Rights will entitle the holder to one ordinary share (see Note 7). The Company will not issue fractional shares and only whole shares will trade, so unless a holder purchased units in multiples of tens, such holder will not be able to receive or trade the fractional shares underlying the rights. The Company also granted the underwriters a 45-day option to purchase up to an additional 900,000 units to cover over-allotments. On October 15, 2024, the underwriters’ over-allotment option expired and the sponsors forfeited an aggregate of 225,000 founder shares.